Document and Entity Information	Sep. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2023
Entity File Number	001-09279
Entity Registrant Name	ONE LIBERTY PROPERTIES, INC.
Entity Central Index Key	0000712770
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-3147497
Entity Address, Address Line One	60 Cutter Mill Road
Entity Address, Address Line Two	Suite 303
Entity Address, City or Town	Great Neck
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11021
City Area Code	516
Local Phone Number	466-3100
Title of 12(b) Security	Common Stock
Trading Symbol	OLP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false